Components of Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Current tax provision	$ 440.2	$ 433.9	$ 491.0
Deferred tax expense	31.3	63.0	8.4
Total income tax provision	$ 471.5	$ 496.9	$ 499.4